PROTECTED ASSET ALLOCATION SAST PORTFOLIO (Prospectus Summary) | PROTECTED ASSET ALLOCATION SAST PORTFOLIO
PROTECTED ASSET ALLOCATION SAST PORTFOLIO
Investment Goal
The Portfolio's investment goal is high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		PROTECTED ASSET ALLOCATION SAST PORTFOLIO Class 3
Management Fees	[1][2]	1.20%
Distribution and/or Service (12b-1) Fees		0.25%
Other Master Fund Expenses	[3][4]	0.33%
Acquired Fund Fees and Expenses of the Master Fund	[3]	0.30%
Other Portfolio Expenses	[3][5]	0.10%
Total Other Expenses		0.73%
Total Annual Portfolio Operating Expenses		2.18%
Less Fee Waivers and/or Reimbursements	[1][2][4][5]	0.87%
Total Annual Portfolio Operating Expenses After Waivers and/or Reimbursements		1.31%
[1]	SunAmerica Asset Management Corp. ("SAAMCo") has entered into a contractual agreement with SunAmerica Series Trust (the "Trust") under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without Board approval.
[2]	Capital Research and Management Company ("Capital Research") currently waives a portion of its management fee equal to 0.05% of the Master Protected Fund's net assets. This waiver will be in effect through at least December 31, 2013, unless modified or terminated by the Master Protected Fund Board. Capital Research may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Master Protected Fund Board.
[3]	"Other Expenses" are based on estimated amounts for a full fiscal year.
[4]	Capital Research is currently reimbursing a portion of the expenses so that they will not exceed 0.28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the Master Protected Fund Board. Capital Research may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the Master Protected Fund Board.
[5]	SAAMCo has contractually agreed to reimburse the expenses of the Portfolio until December 31, 2013, so that the Portfolio's "Total Annual Portfolio Operating Expenses After Waivers and/or Reimbursements" does not exceed 0.53%. For purposes of the Expense Limitation Agreement, "Total Annual Portfolio Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the applicable expense limitations. This agreement will be renewed in terms of one year unless terminated by the Board of Trustees prior to any such renewal.

Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses include the aggregate expenses of both the Master Protected
Fund and the Portfolio and assumes that any fee waiver and/or reimbursement continues for one year except for SAAMCo's waiver of its advisory fee, which is included for each year. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the Total Annual Portfolio Operating Expenses After Fee Waivers
and/or Reimbursements shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PROTECTED ASSET ALLOCATION SAST PORTFOLIO Class 3	133	451

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance.
Principal Investment Strategies of the Portfolio
The Portfolio described in this Prospectus operates as a "feeder fund" and attempts to achieve its investment goal by investing all or substantially all of its assets in Class P1 shares of the American Funds Insurance Series®("AFIS")
Protected Asset Allocation Fund (the "Master Protected Fund"), a portfolio offered by American Funds Insurance Series®, a registered open-end investment company. In turn, the Master Protected Fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series ®
Asset Allocation FundSM (the "Underlying Fund"), while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the Underlying Fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The Underlying Fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Underlying Fund's investment adviser, Capital
Research, expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the
Underlying Fund was approximately 75% invested in equity securities, 21%
invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the Underlying
Fund varies with market conditions and its investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the Underlying Fund focuses on investments in medium to larger capitalization companies, the Underlying Fund's investments are not limited to a particular capitalization size. The Underlying Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Underlying Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations
designated by the Underlying Fund's investment adviser or unrated but determined to be of equivalent quality by the investment adviser). Such securities are sometimes referred to as "junk bonds."

The Master Protected Fund employs a risk-management overlay referred to in this
Prospectus as the protection strategy. The protection strategy consists of using hedge instruments - primarily short positions in exchange-traded futures contracts - to attempt to stabilize the volatility of the Master Protected Fund around a target volatility level and reduce the downside exposure of the Master
Protected Fund during periods of significant and sustained market declines. The
Master Protected Fund employs a subadviser to select individual futures contracts on equity indices of U.S. markets and markets outside the United
States that the subadviser believes are correlated to the Underlying Fund's equity exposure. These instruments are selected based on the subadviser's analysis of the relation of various equity indices to the Underlying Fund's portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the Master Protected Fund and currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Master Protected
Fund. Even in periods of low volatility in the equity markets, the subadviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Master Protected Fund's net economic exposure to equity securities. The Master Protected Fund's investment in exchange-traded futures and their accompanying costs could limit the Master
Protected Fund's gains in rising markets relative to those of the Underlying
Fund, or to those of unhedged funds in general.

Futures contracts can be purchased or sold by the Master Protected Fund for less than their specified contract value, allowing an efficient use of the Master
Protected Fund assets for the protection strategy. However, the Master Protected
Fund's investment in exchange-traded futures and their resulting costs could limit the Master Protected Fund's gains in rising markets relative to those of the Underlying Fund, or to those of unhedged funds in general. In situations of extreme market volatility, the exchange-traded equity index futures could potentially eliminate the Master Protected Fund's net economic exposure to equity securities.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If in the judgment of the Master Protected Fund's investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The Master Protected Fund may be required to own cash or other liquid assets and post these assets with a futures commission merchant ("FCM") or broker as collateral to cover the obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the Master Protected Fund's net economic exposure to equity securities. In addition, during severe market dislocations the Master Protected Fund may adjust its protection strategy if advisable in the judgment of the Master Protected Fund's investment adviser and subadviser. Before adjusting the Master Protected Fund's protection strategy, the Master Protected Fund's investment adviser and subadviser may consult with insurance companies that offer the Master Protected Fund as an underlying investment option for its variable contracts; provided, however that any adjustment will be made in the judgment of the Master Protected Fund's investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the Master Protected Fund's investment results.

The success of the Master Protected Fund will be impacted by the results of the
Underlying Fund. For this reason, it is important to understand the risks associated with investing both in the Master Protected Fund and the Underlying
Fund.

The Master Protected Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Fund, the Master Protected Fund owns a diversified mix of equity and fixed-income securities.

Investment of the Portfolio's assets in the Master Protected Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its entire investment in the Master Protected Fund.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money. You should also understand that the Master Protected Fund's objective of protecting against downside losses may result directly in the
Master Protected Fund, and indirectly in the Portfolio, not realizing the full gains of the Underlying Fund.

Underlying Fund Risk. Because the Portfolio's investments consist of investing in the Master Protected Fund which, in turn, invests a portion of the
Portfolio's assets in the Underlying Fund, the Portfolio's risks are directly related to the risks of the Underlying Fund. For this reason, it is important to understand the risks associated with investing in both the Portfolio and the
Underlying Fund.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

Hedging. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, short sales of futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices that are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the protection strategy may not effectively protect the Master Protected Fund, and indirectly the Portfolio, from market declines and will limit the Master Protected Fund's participation in market gains. The use of the protection strategy could cause the Master Protected Fund, and indirectly the Portfolio, to underperform as compared to the Underlying Fund in certain market conditions.

Short Positions Risk. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Risks of Investing in Equity Securities. The Portfolio invests primarily
(through its investment in the Master Protected Fund which invests in the
Underlying Fund) in equity securities. As with any equity fund, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of various types of equity stocks may rise or decline under varying market conditions - for example,
"value" stocks may perform well in circumstances under which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected by the Underlying Fund may underperform the market generally, relevant indices or other funds with comparable investment objectives or strategies.

Risks of Investing in Growth Stocks. Growth stocks are historically volatile, which will affect the Underlying Fund and the Portfolio. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market.
Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Risks of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Master
Protected Fund or the Underlying Fund is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Interest Rate Fluctuation Risk. The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations.

Risks of Investing in Junk Bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default.
A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the
Underlying Fund to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Underlying Fund to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for the Portfolio.

Risk of Income-Oriented Stocks. Changes in dividend policies or the availability of capital resources may reduce the income from companies in which the
Underlying Fund invests.

Risk of Thinly-Traded Securities. There may not be a market for certain securities, making it difficult or impossible to sell at the time and the price that the seller would like.

Risk of Foreign Exposure. The Underlying Fund may invest in foreign securities.
Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

Master-Feeder Structure. Other "feeder funds" may also invest in the Master
Protected Fund. As shareholders of the Master Protected Fund, feeder funds, including the Portfolio, vote on matters pertaining to the Master Protected
Fund. Feeder funds with a greater pro rata ownership in the Master Protected
Fund could have effective voting control operations of the Master Protected
Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Protected Fund borne by the remaining feeder fund shareholders, including the Portfolio.

Asset Allocation Risk. The Underlying Fund's percentage allocations to equity securities, debt securities and money market instruments could cause the Master
Protected Fund, and therefore the Portfolio, to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Non-diversification Risk. As a non-diversified fund, the Master Protected Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the Portfolio's investment results more than if the Master Protected Fund were invested in a larger number of issuers. However, through the Master Protected Fund's holdings in the
Underlying Fund, the Master Protected Fund owns a diversified mix of equity and fixed-income securities.

Market Risk. The Portfolio's, the Master Protected Fund's or the Underlying
Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or issuer may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser's assessment of issuers held in the Underlying Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Master Protected Fund's or the Underlying
Fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., exchange traded futures and swaps). To the extent a derivative contract is used to hedge another position in the Master Protected Fund, the Master Protected Fund
directly, and the Portfolio indirectly, will be exposed to the risks associated with hedging described above. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the
Master Protected Fund directly and the Portfolio indirectly will be exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Master Protected Fund is exposed to credit quality risk of the counterparty.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Master Protected Fund or the Underlying
Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Master Protected Fund and the Underlying Fund
directly, and the Portfolio indirectly, may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Risks of Leverage. Futures contracts and other derivatives in which the Master
Protected Fund may invest involve leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment.
The Master Protected Fund's use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
government. The Master Protected Fund or the Underlying Fund could directly, and the Portfolio indirectly, lose money if the issuer of a debt security or the counterparty to a transaction is unable or perceived to be unable to pay interest or repay principal when it becomes due or to perform its obligations under the transaction. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

Protection Strategy Risk. The Portfolio is subject to the risk that the volatility formula that will be used to stabilize the volatility of the Master
Protected Fund and to reduce its downside exposure may not produce the desired result. The Portfolio is also subject to the risk that the Master Protected
Fund's subadviser may be prevented from trading certain derivatives effectively or in a timely manner. In addition, the Portfolio's performance may be lower than similar portfolios that do not seek to manage their equity exposure.

Regulatory Risk. In February 2012, the Commodity Futures Trading Commission
("CFTC") adopted certain regulatory changes that, when effective, could subject the Master Protected Fund's investment adviser to CFTC regulation as a commodity pool operator ("CPO") and/or its subadviser to regulation as a commodity trading advisor. It is not clear whether the Portfolio's investment adviser will have to register as a CPO if the Master Protected Fund's investment adviser has to register as a CPO. Compliance with these additional registration and regulatory requirements would increase Portfolio expenses. The impact of the rule changes on the operations of the Portfolio, the Master Protected Fund, SAAMCo and the
Master Protected Fund's investment adviser is not fully known at this time. The
Portfolio and SAAMCo are continuing to analyze the effect of these rules changes on the Portfolio.

Additional Principal Risks. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal
Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

You should also refer to the Master Protected Fund's prospectus that you received along with this Portfolio Prospectus. Additionally, the statements of additional information for your Portfolio and the Master Protected Fund also are available free of charge upon request.

The Portfolio invests in the Master Protected Fund, which in turn invests in the
Underlying Fund and incurs expenses related to both the Master Protected Fund and, indirectly, the Underlying Fund. In addition, an investor selecting the
Underlying Fund would incur lower overall expenses but would not receive the benefit of the protection strategy.
Performance Information
As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is available.

[1]	Amounts reflect the total expenses of the Portfolio and the Master Protected Fund (as defined herein).